Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Total	$ 2,740
Less than 1 year	2,716
1-3 years	24
Facility Leases [Member]
Other Commitments [Line Items]
Total	128
Less than 1 year	104
1-3 years	24
Purchase Obligation [Member]
Other Commitments [Line Items]
Total	2,612
Less than 1 year	2,612
1-3 years	$ 0